Average Annual Total Returns{- Fidelity Women's Leadership Fund} - 04.30 Fidelity Women's Leadership Fund AMCIZ PRO-07 - Fidelity Women's Leadership Fund	Fidelity Advisor Women's Leadership Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Women's Leadership Fund: Class A Return Before Taxes Since Inception		Fidelity Advisor Women's Leadership Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Women's Leadership Fund: Class A After Taxes on Distributions Since Inception		Fidelity Advisor Women's Leadership Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Women's Leadership Fund: Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Women's Leadership Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Women's Leadership Fund: Class M Return Before Taxes Since Inception		Fidelity Advisor Women's Leadership Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Women's Leadership Fund: Class C Return Before Taxes Since Inception		Fidelity Advisor Women's Leadership Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Women's Leadership Fund: Class I Return Before Taxes Since Inception		Fidelity Advisor Women's Leadership Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Women's Leadership Fund: Class Z Return Before Taxes Since Inception		RS003 Past 1 year	RS003 Since Inception		IXYIK Past 1 year	IXYIK Since Inception
Total	12.37%	17.41%	[1]	11.59%	17.08%	[1]	7.70%	13.61%	[1]	14.72%	18.13%	[1]	17.34%	19.14%	[1]	19.59%	20.36%	[1]	19.68%	20.50%	[1]	25.66%	21.74%	[1]	20.79%	18.71%	[1]

[1]	(a)From May 1, 2019